Income tax (Details) $ in Millions	6 Months Ended
	Mar. 31, 2025 AUD ($)	Sep. 30, 2024 AUD ($)	Mar. 31, 2024 AUD ($)
Income tax expense reconciled to profit before income tax
Profit before income tax	$ 4,845	$ 5,274	$ 4,833
Profit before income tax, percentage movement from prior period	(8.00%)
Tax at the Australian company tax rate of 30%	$ 1,454	1,582	1,450
Australian company tax rate (as a percent)	30.00%
Tax at the Australian company tax rate of 30%, percentage movement from prior period	(8.00%)
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	$ 67	71	68
Hybrid capital distributions, percentage movement from prior period	(6.00%)
Hybrid capital distributions, percentage movement from same period in prior year	(1.00%)
Other non-assessable items		(1)	(3)
Other non-assessable items, percentage movement from prior period	(100.00%)
Other non-assessable items, percentage movement from same period in prior year	(100.00%)
Other non-deductible items	$ 16	15	10
Other non-deductible items, percentage movement from prior period	7.00%
Other non-deductible items, percentage movement from same period in prior year	60.00%
Adjustment for overseas tax rates	$ (12)	(11)	(16)
Adjustment for overseas tax rates, percentage movement from prior period	9.00%
Adjustment for overseas tax rates, percentage movement from same period in prior year	(25.00%)
Income tax (over)/under provided in prior years	$ 13	(19)	(1)
Other items	$ (18)	(11)	(17)
Other items, percentage movement from prior period	64.00%
Other items, percentage movement from same period in prior year	6.00%
Total income tax expense	$ 1,520	$ 1,626	$ 1,491
Total income tax expense, percentage movement from prior period	(7.00%)
Total income tax expense, percentage movement from same period of prior year	2.00%
Effective income tax rate	31.37%	30.83%	30.85%
Effective income tax rate, basis points movement from prior period	0.54
Effective income tax rate, basis points movement from same period in prior year	0.52